Related Parties - Related Party Receivables (Details) - USD ($)	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Advances from stockholders	$ (52,430)	$ (2,551)	$ (39,237)
Related party receivable	867	4,123	49,914
Luca Pasquini [Member]
Advances from stockholders	(21,217)
Related party receivable	867	4,123
Gold Street Capital Corp. [Member]
Advances from stockholders	$ (31,213)	$ (2,551)	$ (39,237)